Schedule of Change in Unrealized net Capital Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	$ 116,070	$ (343,401)	$ 174,028
Amounts recognized for:
Insurance reserves	(88,985)	192,620	(90,058)
DAC and DSI	1,058	10,295	(9,162)
Amounts recognized	(87,927)	202,915	(99,220)
Deferred income taxes	(9,850)	49,170	(26,182)
Increase (decrease) in unrealized net capital gains and losses, after-tax	18,293	(91,316)	48,626
EMA limited partnerships
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses		(127)	97
Fixed income securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	154,469	(351,008)	163,066
Equity securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	(38,400)	7,735	10,861
Short-term investments
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	$ 1	$ (1)	$ 4